INCOME TAX EXPENSE AND DEFERRED TAXES - Income tax rates applicable in each jurisdiction where the Company operates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Chile
Income tax rates
Applicable rate	27.00%	27.00%	25.50%
Brazil
Income tax rates
Applicable rate	34.00%	34.00%	34.00%
Argentina
Income tax rates
Applicable rate	30.00%	30.00%	35.00%
Paraguay
Income tax rates
Applicable rate	10.00%	10.00%	10.00%